Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Condensed Consolidated Balance Sheets
Unamortized deferred financing fees, current	$ 422	$ 457
Unamortized deferred financing fees, non-current	$ 993	$ 1,194
Common unitholders - units issued	36,382,011	36,382,011
Common unitholders - units outstanding	36,382,011	36,382,011
Preferred units, authorized	3,450,000	3,450,000
Preferred units, issued	3,000,000	3,000,000
Preferred units, outstanding	3,000,000	3,000,000
General partner issued	35,526	35,526
General partner outstanding	35,526	35,526